Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance at beginning	$ 2,484	$ 2,504
Acquisition		8
Impact of foreign exchange	(37)	(28)
Balance at ending	2,447	2,484
Agricultural equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,662	1,657
Acquisition		8
Impact of foreign exchange	(17)	(3)
Balance at ending	1,645	1,662
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	595	606
Impact of foreign exchange	(7)	(11)
Balance at ending	588	595
Commercial Vehicles Segment [Member]
Goodwill [Line Items]
Balance at beginning	61	71
Impact of foreign exchange	(4)	(10)
Balance at ending	57	61
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5	6
Acquisition		0
Impact of foreign exchange		(1)
Balance at ending	5	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	161	164
Impact of foreign exchange	(9)	(3)
Balance at ending	$ 152	$ 161